Statement of cash flows (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of cash flow statement [Abstract]
Summary of significant non-cash activities
(b)	Significant non-cash activities for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Transfers from construction-in-progress to property and equipment	~~W~~	82,179	26,185	36,258
Transfers between property and equipment and investment property		16,678	77,752	4,829
Transfers between assets held for sale and property and equipment		2,442	1,039	11,880
Transfers between investment property and assets held for sale		6,057	5,551	52,138
Accounts payable for purchase of intangible assets, etc.		374,685	(132,270)	(92,368)
Transaction for right-of-use assets		299,672	578,651	226,747

Summary of changes in assets and liabilities arising from financing activities
(c)	Changes in assets and liabilities arising from financing activities for the years ended December 31, 2024 and 2025 are as follows:

	2024
	Net Derivative liabilities		Borrowings	Debt securities issued	Lease liabilities	Financial liabilities designated at FVTPL	Total
Beginning balance	~~W~~	358,017	56,901,352	81,561,725	613,914	254,832	139,689,840
Changes from cash flows		119,361	(8,231,239)	9,578,027	(272,634)	—	1,193,515
Non-cash changes:
Interest expense (Amortization)		—	(131,663)	(4,401)	22,787	—	(113,277)
Changes in foreign currency		—	770,798	2,178,255	28,602	—	2,977,655
Other		(617,651)	611,125	452,248	498,020	6,467	950,209

Ending balance	~~W~~	(140,273)	49,920,373	93,765,854	890,689	261,299	144,697,942

	2025
	Net Derivative liabilities		Borrowings	Debt securities issued	Lease liabilities	Financial liabilities designated at FVTPL	Total
Beginning balance	~~W~~	(140,273)	49,920,373	93,765,854	890,689	261,299	144,697,942
Changes from cash flows		148,779	5,125,412	(753,062)	(281,530)	49,985	4,289,584
Non-cash changes:
Interest expense (Amortization)		—	(100,672)	42,896	20,984	—	(36,792)
Changes in foreign currency		—	60,971	(210,960)	(7,204)	15	(157,178)
Other		(285,623)	388,750	146,694	167,400	(23,450)	393,771

Ending balance	~~W~~	(277,117)	55,394,834	92,991,422	790,339	287,849	149,187,327

Disclosure of cash and cash equivalents [text block]
(a)	Cash and cash equivalents in the consolidated statements of cash flows as of December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Cash and due from banks at amortized cost	~~W~~	34,650,390	40,547,054	39,758,705
Adjustments:
Due from financial institutions with a maturity over three months from date of acquisition		(1,322,274)	(1,655,932)	(966,755)
Restricted due from banks		(2,911,232)	(3,643,579)	(3,496,827)

		(4,233,506)	(5,299,511)	(4,463,582)

	~~W~~	30,416,884	35,247,543	35,295,123